MARSHALL FUNDS, INC.

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202

                                November 3, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MARSHALL FUNDS, INC. (the "Fund")
           1933 Act File No. 33-48907
           1940 Act File No. 811-7047

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 37 on October 30, 2003.

     If you have any questions regarding this certification, please contact me at (414) 287-8609.

                                                Very truly yours,



                                                /s/ Brooke J. Billick
                                                Brooke J. Billick
                                                Secretary